UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	06-30-2005

Check here if Amendment [   ]; Amendment Number:

	This Amendment (Check only one.):	[   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		 ING Investment Management Advisors B.V.
Adress:	 Prinses Beatrixlaan 15
		 2595 AK The Hague
		 the Netherlands


Form 13F File Number:	28 - 7796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			O.A. Kok
Title:		Member of the Board of Directors
Phone:		+31 70 378 1156


Signature, Place, and Date of Signing:



O.A. Kok              The Hague, The Netherlands           August, 2005

[Signature]                [City, State]                         [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. ( Check here if all holdings of this reporting manager are reported in this report. )

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:		     1

Form 13F Information Table Entry Total:		     109

Form 13F Information Table Value Total:		$  12,324
                                                  (thousands)




List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.		Form 13F File Number			Name


1		28 - 7516                    ING Mutual Fund Management Co. LLC

                                                          Form 13F Information Table
Name of Issuer                 Title of Class   Cusip     Value    Shares   SH/ Put/ Invstmt    Other       Voting Authority
                                                          (x$1000) PRN AMT  Prn Call Dscretn  Managers     sole     shared   none
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----

Accenture Ltd Bermuda          Class    A       G1150G111       49     2168 SH       Defined  28-7516       2168
Altera Corp                    Common   Stock   021441100       52     2600 SH       Defined  28-7516       2600
Altria Group Inc               Common   Stock   02209S103      142     2198 SH       Defined  28-7516       2198
Amerada Hess Corp              Common   Stock   023551104      112     1051 SH       Defined  28-7516       1051
American International Group   Common   Stock   026874107      167     2870 SH       Defined  28-7516       2870
Amerigroup Corp                Common   Stock   03073T102       14      344 SH       Defined  28-7516        344
Amgen Inc                      Common   Stock   031162100      135     2230 SH       Defined  28-7516       2230
Andrx Corp                     Common   Stock   034553107       60     2950 SH       Defined  28-7516       2950
Bank of America                Common   Stock   060505104      255     5600 SH       Defined  28-7516       5600
Becton Dickinson & Co          Common   Stock   075887109       60     1151 SH       Defined  28-7516       1151
Bed Bath & Beyond Inc          Common   Stock   075896100       71     1700 SH       Defined  28-7516       1700
Bellsouth Corp                 Common   Stock   079860102       98     3700 SH       Defined  28-7516       3700
BJ Services Co                 Common   Stock   055482103       58     1100 SH       Defined  28-7516       1100
Boston Scientific Corp         Common   Stock   101137107       38     1400 SH       Defined  28-7516       1400
Brunswick Corp                 Common   Stock   117043109       40      929 SH       Defined  28-7516        929
Caremark RX Inc                Common   Stock   141705103       54     1219 SH       Defined  28-7516       1219
Carnival Corp                  Common   Stock   143658300      292     5354 SH       Defined  28-7516       5354
Cendant Corp                   Common   Stock   151313103       51     2297 SH       Defined  28-7516       2297
Chesapeake Energy Corp         Common   Stock   165167107      127     5592 SH       Defined  28-7516       5592
Chevrontexaco Corp             Common   Stock   166764100      144     2584 SH       Defined  28-7516       2584
Cia Vale Do Rio Doce           Sponsored  ADR   204412100       66     2600 SH       Defined  28-7516       2600
Cinergy Corp                   Common   Stock   172474108      112     2500 SH       Defined  28-7516       2500
Cisco Systems                  Common   Stock   17275R102      356    18608 SH       Defined  28-7516      18608
Cit Group Inc                  Common   Stock   125581108       80     1872 SH       Defined  28-7516       1872
Citigroup Inc                  Common   Stock   172967101      382     8273 SH       Defined  28-7516       8273
Colgate-Palmolive Co           Common   Stock   194162103      303     6070 SH       Defined  28-7516       6070
Comcast Corp                   Class    A       20030N200       92     3060 SH       Defined  28-7516       3060
Conocophillips                 Common   Stock   20825C104      189     3290 SH       Defined  28-7516       3290
Cooper Inc                     Common   Stock   216648402       70     1100 SH       Defined  28-7516       1100
CVS Corp                       Common   Stock   126650100      197     6792 SH       Defined  28-7516       6792
Danaher Corp                   Common   Stock   235851102       75     1435 SH       Defined  28-7516       1435
Dell Inc                       Common   Stock   24702R101       64     1630 SH       Defined  28-7516       1630
Devon Energy Corporation       Common   Stock   25179M103      115     2260 SH       Defined  28-7516       2260
The Walt Disney Company        Common   Stock   254687106       70     2798 SH       Defined  28-7516       2798
Dow Chemical                   Common   Stock   260543103       52     1167 SH       Defined  28-7516       1167
Du Pont (E.I.) de Nemours      Common   Stock   263534109       39      900 SH       Defined  28-7516        900
Ebay Inc                       Common   Stock   278642103       63     1900 SH       Defined  28-7516       1900
Eli Lilly & Co                 Common   Stock   532457108       51      920 SH       Defined  28-7516        920
Emerson Electric Co            Common   Stock   291011104       84     1349 SH       Defined  28-7516       1349
Empresa Brasileira de AE       Sponsored  ADR   29081M102       69     2100 SH       Defined  28-7516       2100
Estee Lauder Companies         Class    A       518439104      122     3123 SH       Defined  28-7516       3123
Exelon Corp                    Common   Stock   30161N101      146     2840 SH       Defined  28-7516       2840
Fannie Mae                     Common   Stock   313586109       76     1300 SH       Defined  28-7516       1300
Fedex Corp                     Common   Stock   31428X106       55      680 SH       Defined  28-7516        680
Fluor Corp                     Common   Stock   343412102       63     1100 SH       Defined  28-7516       1100
Fomento Economico Mex          Sponsored  ADR   344419106       36      600 SH       Defined  28-7516        600
Foot Locker Inc                Common   Stock   344849104      315    11573 SH       Defined  28-7516      11573
Freeport-McMoran Copper & Go   Class    B       35671D857       52     1400 SH       Defined  28-7516       1400
General Dynamics Corp          Common   Stock   369550108       76      692 SH       Defined  28-7516        692
General Electric Co            Common   Stock   369604103      341     9830 SH       Defined  28-7516       9830
Georgia Gulf Corp              Common   Stock   373200203       25      800 SH       Defined  28-7516        800
Gillette Co.                   Common   Stock   375766102       76     1500 SH       Defined  28-7516       1500
Google Inc                     Class    A       38259P508       42      142 SH       Defined  28-7516        142
Grupo Televisa                 Sponsored  ADR   40049J206       62     1000 SH       Defined  28-7516       1000
Guidant Corp                   Common   Stock   401698105       50      740 SH       Defined  28-7516        740
Hartford Financial Services    Common   Stock   416515104       95     1274 SH       Defined  28-7516       1274
Hewlett-Packard Co             Common   Stock   428236103       40     1696 SH       Defined  28-7516       1696
Honeywell Intl                 Common   Stock   438516106      108     2940 SH       Defined  28-7516       2940
Ingersoll-Rand Co              Class    A                       78     1100 SH       Defined  28-7516       1100
Intel Corp                     Common   Stock   458140100      102     3905 SH       Defined  28-7516       3905
International Business Mac     Common   Stock   459200101      164     2208 SH       Defined  28-7516       2208
Intl Game Technology           Common   Stock   459902102      267     9473 SH       Defined  28-7516       9473
Johnson & Johnson Co           Common   Stock   478160104      211     3243 SH       Defined  28-7516       3243
Jones Apparel Group Inc        Common   Stock   480074103       56     1817 SH       Defined  28-7516       1817
JP Morgan Chase & Co           Common   Stock   46625H100      373    10550 SH       Defined  28-7516      10550
Kohls Corp                     Common   Stock   500255104       56     1000 SH       Defined  28-7516       1000
Lowe's Inc                     Common   Stock   548661107      191     3280 SH       Defined  28-7516       3280
Manpower Inc                   Common   Stock   56418H100       62     1569 SH       Defined  28-7516       1569
Marathon Oil Corp              Common   Stock   565849106      118     2220 SH       Defined  28-7516       2220
Medco Health Solutions         Common   Stock   58405U102        0        1 SH       Defined  28-7516          1
Merck & Co., Inc               Common   Stock   589331107       54     1769 SH       Defined  28-7516       1769
Merrill Lynch & Company        Common   Stock   590188108      118     2138 SH       Defined  28-7516       2138
Metlife Inc                    Common   Stock   59156R108       80     1780 SH       Defined  28-7516       1780
Microsoft Corp                 Common   Stock   594918104      445    17911 SH       Defined  28-7516      17911
Morgan Stanley                 Common   Stock   617446448       78     1478 SH       Defined  28-7516       1478
Motorola Inc                   Common   Stock   620076109      108     5929 SH       Defined  28-7516       5929
News Corp                      Class    A       65248E104       77     4754 SH       Defined  28-7516       4754
News Corp                      Class    B       65248E203       80     4758 SH       Defined  28-7516       4758
Novellus Systems Inc           Common   Stock   670008101       59     2400 SH       Defined  28-7516       2400
NRG Energy                     Common   Stock   629377508       78     2070 SH       Defined  28-7516       2070
Oracle Corporation             Common   Stock   68389X105      128     9660 SH       Defined  28-7516       9660
Pepsico Inc                    Common   Stock   713448108      138     2558 SH       Defined  28-7516       2558
Petroleo Brasileiro            Sponsored  ADR   71654V408       60     1150 SH       Defined  28-7516       1150
Pfizer Inc                     Common   Stock   717081103      357    12955 SH       Defined  28-7516      12955
PPL Corporation                Common   Stock   69351T106       77     1300 SH       Defined  28-7516       1300
Pulte Homes Inc                Common   Stock   745867101       40      480 SH       Defined  28-7516        480
Qualcomm Inc                   Common   Stock   747525103      102     3090 SH       Defined  28-7516       3090
Rohm and Haas Co               Common   Stock   775371107       35      750 SH       Defined  28-7516        750
Royal Caribbean Cruises Ltd    Common   Stock                   71     1477 SH       Defined  28-7516       1477
Schlumberger Ltd               Common   Stock   806857108       74      975 SH       Defined  28-7516        975
Sprint Corp-Fon Group          Common   Stock   852061100      185     7390 SH       Defined  28-7516       7390
St Jude Medical Inc            Common   Stock   790849103      105     2401 SH       Defined  28-7516       2401
St Paul Travelers Inc          Common   Stock   792860108       86     2165 SH       Defined  28-7516       2165
Symantec Corp                  Common   Stock   871503108       61     2800 SH       Defined  28-7516       2800
Time Warner Inc                Common   Stock   887317105      107     6390 SH       Defined  28-7516       6390
TXU Corp                       Common   Stock   873168108       88     1060 SH       Defined  28-7516       1060
Tyco International Ltd         Common   Stock   902124106      131     4500 SH       Defined  28-7516       4500
Tyson Foods Inc                Class    A       902494103       53     3000 SH       Defined  28-7516       3000
US Bancorp                     Common   Stock   902973304      107     3660 SH       Defined  28-7516       3660
Unibanco                       Sponsored  GDR   90458E107       73     1900 SH       Defined  28-7516       1900
United Surgical Partners Int   Common   Stock   913016309       50      968 SH       Defined  28-7516        968
Verizon Communications Inc     Common   Stock   92343V104       54     1570 SH       Defined  28-7516       1570
Viacom Inc                     Class    B       925524308       70     2175 SH       Defined  28-7516       2175
Wachovia Corp                  Common   Stock   929903102      143     2880 SH       Defined  28-7516       2880
Wal-Mart Stores Inc            Common   Stock   931142103      353     7332 SH       Defined  28-7516       7332
Waste Management Inc           Common   Stock   94106L109       48     1700 SH       Defined  28-7516       1700
Wellpoint Inc                  Common   Stock   94973V107      129     1848 SH       Defined  28-7516       1848
Wyeth                          Common   Stock   983024100      146     3286 SH       Defined  28-7516       3286
XL Capital Ltd                 Class    A                       70      940 SH       Defined  28-7516        940

Table Value Total                                           12,324
Table Entry Total                                              109